Stockholders Deficit (Details 1) - 15% Secured Convertible Promissory Notes [Member] - USD ($)	Dec. 31, 2016	Jun. 30, 2016
2016 Preferred Stock Transactions [Member]
Preferred Stock Issued	$ 44,393,469
Preferred Stock Issued (in shares)	13,056,932
Preferred Stock Issued (in dollars per share)	$ 3.40
Total Preferred Stock Transactions	$ 44,393,469
Total Preferred Stock Transactions (in shares)	13,056,932
Total Preferred Stock Transactions (in dollars per share)	$ 3.40
2017 Preferred Stock Transactions [Member]
Preferred Stock Issued		$ 1,360,000
Preferred Stock Issued (in shares)		400,000
Preferred Stock Issued (in dollars per share)		$ 3.40
Total Preferred Stock Transactions		$ 1,360,000
Total Preferred Stock Transactions (in shares)		400,000
Total Preferred Stock Transactions (in dollars per share)		$ 3.40